Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
General partner—Phillips 66 units issued	1,683,425	1,531,518
General partner—Phillips 66 units outstanding	1,683,425	1,531,518
Common Units [Member] | Public [Member]
Units issued	24,138,750	18,888,750
Units outstanding	24,138,750	18,888,750
Common Units [Member] | Non-public [Member] | Phillips 66 [Member]
Units issued	58,349,042	20,938,498
Units outstanding	58,349,042	20,938,498
Subordinated Units [Member] | Non-public [Member] | Phillips 66 [Member]
Units issued	0	35,217,112
Units outstanding	0	35,217,112